Common Stock (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Class of Stock Disclosures [Abstract]
Payments for repurchase of common stock	$ 361	$ 230
Stock repurchase program, remaining authorized repurchase amount		$ 323
Common stock repurchased		6.9	12.3